SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Class A Common Stock Subject to Possible Redemption
At March 31, 2022 and December 31, 2021, the Class A ordinary shares reflected in the condensed consolidated balance sheets are reconciled in the following table:
Gross proceeds	$175,087,500
Less:
Proceeds allocated to Public Warrants	(13,196,250)
Class A ordinary shares issuance costs	(9,243,241)
Excess funds in trust from sale of Private Warrants	(2,587,500)
Plus:
Accretion of carrying value to redemption value	25,026,991
Class A ordinary shares subject to possible redemption	$175,087,500

At December 31, 2021, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$175,087,500
Less:
Proceeds allocated to Public Warrants	(13,196,250)
Class A ordinary shares issuance costs	(9,243,241)
Excess funds in trust from sale of Private Warrants	(2,587,500)
Plus:
Accretion of carrying value to redemption value	25,026,991
Class A ordinary shares subject to possible redemption	$175,087,500

Basic and Diluted Net Loss Per Ordinary Share
The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):
	For the Three Months Ended March 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$5,582,412	$1,395,603	$8,469,074	$2,117,268
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	17,250,000	4,312,500
Basic and diluted net income per ordinary share	$0.32	$0.32	$0.49	$0.49

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):
	Year Ended December 31, 2021		For the Period from August 20, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,478,469	$1,119,617	$(4,486,647)	$(3,312,113)
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	4,312,500	5,303,571	3,915,179
Basic and diluted net income (loss) per ordinary share	$0.26	$0.26	$(0.85)	$(0.85)